COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Lease Payments) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
2020	$ 141,396	$ 279,997
2021	213,568	213,568
Total minimum financial lease payments	354,964	493,565
Less: interest	(27,344)	(51,080)
Total lease liability at June 30, 2020	327,620	442,485
Less: current portion of Operating lease obligations	(252,907)	(239,688)
Long Term portion of Operating lease obligations	$ 74,713	$ 202,797